Shareholder Report, Average Annual Return (Details)	12 Months Ended	36 Months Ended
	Aug. 31, 2024	Aug. 31, 2024
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	19.01%	0.47%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	27.14%	9.29%
Russell 2500 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Total Return
Average Annual Return, Percent	15.77%	(3.10%)